UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Habrok Capital Management LLP
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Address:    6th Floor, 103 Mount Street
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            London, United Kingdom W1K 2TJ
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-11645
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        John Evans
           --------------------------------------------------
Title:       General Counsel and Compliance Officer
           --------------------------------------------------
Phone:       44-20-7851-3924
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ JOHN EVANS                London, United Kingdom     August 14, 2012
-------------------------     ----------------------     ----------------
[Signature]                        [City, State]              [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          9
                                               -------------

Form 13F Information Table Value Total:         $198,700
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                  13F File Number               Name


NONE

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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
BERKSHIRE HATHAWAY INC DEL   CL B NEW       084670702   76,268   915,257 SH       SOLE                  915,257      0    0
CONCHO RES INC               COM            20605P101    9,278   109,000 SH       SOLE                  109,000      0    0
DEERE & CO                   COM            244199105    7,278    90,000 SH       SOLE                   90,000      0    0
JPMORGAN CHASE & CO          COM            46625H100   28,395   794,700 SH       SOLE                  794,700      0    0
LAS VEGAS SANDS CORP         COM            517834107   28,908   664,700 SH       SOLE                  664,700      0    0
PROMOTORA DE INFORMACIONES S ADR CL B CONV  74343G303    1,600   557,509 SH       SOLE                  557,509      0    0
ROYAL CARIBBEAN CRUISES LTD  COM            V7780T103    7,419   285,000 SH       SOLE                  285,000      0    0
UNITED PARCEL SERVICE INC    CL B           911312106    4,135    52,500 SH       SOLE                   52,500      0    0
WELLS FARGO & CO NEW         COM            949746101   35,420 1,059,200 SH       SOLE                1,059,200      0    0